                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2004

Date of reporting period: February 29, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley S&P 500 Index Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six month period ended February 29, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004

                                                                    LIPPER
                                                                   S&P 500
                                                   S&P 500       OBJECTIVE
 CLASS A     CLASS B     CLASS C     CLASS D      INDEX(1)  FUNDS INDEX(2)
   14.10%      13.75%      13.82%      14.35%        14.59%         14.39%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The U.S. equity markets continued to rise for the six months ended February 29, 2004. The positive returns were broadly based, with most major sectors posting solid gains. These gains were supported by improvements in the underlying health of the economy, which was reflected in GDP growth rates of 8.2 percent in the third quarter 2003 and 4 percent in the fourth quarter. Investors also drew assurance from corporate earnings, which improved throughout the period as companies repaired their balance sheets and trimmed costs. Performance was solid across all segments of the market. Small-capitalization stocks, as measured by the S&P 600 Small-Cap Index, benefited the most, as investors sought to benefit from their relatively low valuations and sensitivity to changes in the economy. That index posted a return of 16.8 percent for the period, followed closely by the S&P 400 Mid-Cap Index with 16.6 percent. The large-capitalization stocks that make up the S&P 500 Index trailed their smaller peers slightly, though their return was still strong on an absolute basis.

PERFORMANCE ANALYSIS

Morgan Stanley S&P 500 Index Fund remained true to its long-term strategy of seeking to provide investment results that, before expenses, correspond to the returns of the S&P 500 Index. This approach kept the Fund's returns in line with those of its benchmarks--the S&P 500 Index and the Lipper S&P 500 Objective Funds Index--for the six months ended February 29, 2004. The gains in the equity market were broad based during the period, with every major sector group posting positive returns. Financial stocks, the largest sector in the benchmark, were also the best performing during the six months. These companies benefited strongly from improving economic expectations, low interest rates, increased merger-and-acquisition activity and strong capital markets. Energy stocks also appreciated smartly as increasing demand from both emerging and developed economies ran up against limited capacity, driving energy prices and energy company profits higher.

Much of the Fund's strong performance was driven by the sectors that had suffered the most heavily in the bear market of 2001-2002 but were poised to rebound most aggressively entering the period. Information technology, materials and industrials all posted notable positive returns in anticipation of improving economic conditions.

While the market's tone was broadly positive, performance was not even across every sector, the consumer discretionary area being a case in point. The sector's return for the period was a solid 9.85 percent which, while positive, kept it behind the market leaders. Much of the drag on the sector's performance was the result of lagging media industry stocks.

 LARGEST HOLDINGS

 General Electric Co                          3.1%
 Microsoft Corporation                        2.7
 Pfizer Inc                                   2.6
 Exxon Mobil Corporation                      2.6
 Citigroup Inc.                               2.4
 Walmart Stores Inc                           2.4
 American Intl. Group Inc                     1.8
 Intel Corp.                                  1.8
 IBM Corp.                                    1.6
 Johnson & Johnson                            1.5

 LARGEST INDUSTRIES

 Pharmaceuticals: Major                       7.8%
 Industrial Conglomerates                     5.1
 Major Banks                                  5.0
 Financial Conglomerates                      4.5
 Packaged Software                            4.1

DATA AS OF FEBRUARY 29, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN COMMON STOCKS OF COMPANIES INCLUDED IN THE S&P 500 INDEX. THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., "PASSIVELY" MANAGES THE FUND'S ASSETS BY INVESTING IN STOCKS IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX. FOR EXAMPLE, IF THE COMMON STOCK OF A SPECIFIC COMPANY REPRESENTS FIVE PERCENT OF THE INDEX, THE INVESTMENT MANAGER TYPICALLY WILL INVEST THE SAME PERCENTAGE OF THE FUND'S ASSETS IN THAT STOCK. THE S&P 500 INDEX IS A WELL-KNOWN STOCK MARKET INDEX THAT INCLUDES COMMON STOCKS OF 500 COMPANIES REPRESENTING A SIGNIFICANT PORTION OF THE MARKET VALUE OF ALL COMMON STOCKS PUBLICLY TRADED IN THE UNITED STATES. THE FUND MAY INVEST IN FOREIGN COMPANIES THAT ARE INCLUDED IN THE S&P 500 INDEX.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 29, 2004

                         CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                        SINCE (09/26/97)      SINCE (09/26/97)     SINCE (09/26/97)     SINCE (09/26/97)

 SYMBOL                            SPIAX                 SPIBX                SPICX                SPIDX
 1 YEAR                            37.55%(3)             36.56%(3)            36.48%(3)            37.92%(3)
                                   30.33(4)              31.56(4)             35.48(4)                --

 5 YEARS                           (0.82)(3)             (1.58)(3)            (1.57)(3)            (0.58)(3)
                                   (1.88)(4)             (1.98)(4)            (1.57)(4)               --

 SINCE INCEPTION                    3.82(3)               3.02(3)              3.03(3)              4.07(3)
                                    2.95(4)               3.02(4)              3.03(4)                --

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) The Standard & Poor's 500 Index (S&P 500 (R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper S&P 500 Objective Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper S&P 500 Objective Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

MORGAN STANLEY S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2004 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             COMMON STOCKS (99.5%)
             ADVERTISING/MARKETING SERVICES (0.2%)
    76,376   Interpublic Group of
              Companies, Inc. (The)*                              $     1,294,573
    34,998   Omnicom Group, Inc.                                        2,862,836
                                                                  ---------------
                                                                        4,157,409
                                                                  ---------------
             AEROSPACE & DEFENSE (1.1%)
   154,956   Boeing Co.                                                 6,720,442
    36,423   General Dynamics Corp.                                     3,355,287
    21,663   Goodrich Corp.                                               638,842
    83,051   Lockheed Martin Corp.                                      3,843,600
    33,732   Northrop Grumman Corp.                                     3,410,643
    76,669   Raytheon Co.                                               2,330,738
    32,606   Rockwell Collins, Inc.                                     1,060,999
                                                                  ---------------
                                                                       21,360,551
                                                                  ---------------
             AGRICULTURAL COMMODITIES/MILLING (0.1%)
   119,116   Archer-Daniels-Midland Co.                                 2,048,795
                                                                  ---------------
             AIR FREIGHT/COURIERS (1.0%)
    54,946   FedEx Corp.                                                3,773,691
   207,086   United Parcel Service, Inc.
              (Class B)                                                14,626,484
                                                                  ---------------
                                                                       18,400,175
                                                                  ---------------
             AIRLINES (0.1%)
    22,742   Delta Air Lines, Inc.*                                       204,223
   145,001   Southwest Airlines Co.                                     2,002,464
                                                                  ---------------
                                                                        2,206,687
                                                                  ---------------
             ALTERNATIVE POWER GENERATION (0.0%)
    76,099   Calpine Corp.*                                               419,305
                                                                  ---------------
             ALUMINUM (0.3%)
   159,398   Alcoa, Inc.                                                5,972,643
                                                                  ---------------
             APPAREL/FOOTWEAR (0.4%)
    31,457   Cintas Corp.                                               1,343,528
    23,271   Jones Apparel Group, Inc.                                    868,008
    20,101   Liz Claiborne, Inc.                                          741,727
    48,338   Nike, Inc. (Class B)                                       3,540,758
    10,848   Reebok International Ltd.                                    431,859
    19,905   V.F. Corp.                                                   894,332
                                                                  ---------------
                                                                        7,820,212
                                                                  ---------------
             APPAREL/FOOTWEAR RETAIL (0.4%)
   165,013   Gap, Inc. (The)                                      $     3,432,270
    95,174   Limited Brands, Inc.                                       1,879,686
    25,316   Nordstrom, Inc.                                              990,868
    92,703   TJX Companies, Inc. (The)                                  2,183,156
                                                                  ---------------
                                                                        8,485,980
                                                                  ---------------
             AUTO PARTS: O.E.M. (0.3%)
    27,376   Dana Corp.                                                   585,573
   103,207   Delphi Corp.                                               1,052,711
    27,998   Eaton Corp.                                                1,639,003
    33,272   Johnson Controls, Inc.                                     1,940,423
    24,077   Visteon Corp.                                                243,178
                                                                  ---------------
                                                                        5,460,888
                                                                  ---------------
             AUTOMOTIVE AFTERMARKET (0.0%)
    13,602   Cooper Tire & Rubber Co.                                     271,360
    32,286   Goodyear Tire &
              Rubber Co. (The)*                                           271,848
                                                                  ---------------
                                                                          543,208
                                                                  ---------------
             BEVERAGES: ALCOHOLIC (0.5%)
   150,079   Anheuser-Busch
              Companies, Inc.                                           7,987,204
    22,336   Brown-Forman Corp.
              (Class B)                                                 1,091,337
     6,705   Coors (Adolph) Co. (Class B)                                 454,465
                                                                  ---------------
                                                                        9,533,006
                                                                  ---------------
             BEVERAGES: NON-ALCOHOLIC (1.3%)
   451,569   Coca Cola Co.                                             22,560,387
    83,793   Coca-Cola Enterprises Inc.                                 1,953,215
    48,404   Pepsi Bottling Group,
              Inc. (The)                                                1,400,328
                                                                  ---------------
                                                                       25,913,930
                                                                  ---------------
             BIOTECHNOLOGY (1.2%)
   237,609   Amgen Inc.*                                               15,095,300
    60,343   Biogen Idec Inc.*                                          3,346,019
    34,577   Chiron Corp.*                                              1,691,161
    41,287   Genzyme Corp.*                                             2,096,554
    45,596   MedImmune, Inc.*                                           1,171,361
                                                                  ---------------
                                                                       23,400,395
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             BROADCASTING (0.4%)
   113,390   Clear Channel
              Communications, Inc.                                $     4,880,306
    59,405   Univision Communications
              Inc. (Class A)*                                           2,116,600
                                                                  ---------------
                                                                        6,996,906
                                                                  ---------------
             BUILDING PRODUCTS (0.2%)
    13,411   American Standard
              Companies, Inc.*                                          1,461,263
    85,313   Masco Corp.                                                2,392,177
                                                                  ---------------
                                                                        3,853,440
                                                                  ---------------
             CABLE/SATELLITE TV (0.6%)
   414,622   Comcast Corp. (Class A)*                                  12,455,245
                                                                  ---------------
             CASINO/GAMING (0.2%)
    20,348   Harrah's Entertainment, Inc.                               1,057,079
    63,773   International Game
              Technology                                                2,502,453
                                                                  ---------------
                                                                        3,559,532
                                                                  ---------------
             CHEMICALS: AGRICULTURAL (0.1%)
    48,260   Monsanto Co.                                               1,594,510
                                                                  ---------------
             CHEMICALS: MAJOR DIVERSIFIED (1.0%)
   169,563   Dow Chemical Co. (The)                                     7,370,904
   183,606   Du Pont (E.I.)
              de Nemours & Co.                                          8,278,795
    14,254   Eastman Chemical Co.                                         603,657
    23,109   Engelhard Corp.                                              670,623
    20,421   Hercules Inc.*                                               243,010
    41,014   Rohm & Haas Co.                                            1,630,306
                                                                  ---------------
                                                                       18,797,295
                                                                  ---------------
             CHEMICALS: SPECIALTY (0.3%)
    41,862   Air Products &
              Chemicals, Inc.                                           2,019,423
     9,311   Great Lakes Chemical Corp.                                   236,499
    59,897   Praxair, Inc.                                              2,175,459
    12,772   Sigma-Aldrich Corp.                                          730,175
                                                                  ---------------
                                                                        5,161,556
                                                                  ---------------
             COMMERCIAL PRINTING/FORMS (0.1%)
     9,310   Deluxe Corp.                                                 366,628
    20,929   Donnelley (R.R.) & Sons Co.                          $       664,705
                                                                  ---------------
                                                                        1,031,333
                                                                  ---------------
             COMPUTER COMMUNICATIONS (1.6%)
    76,753   Avaya Inc.*                                                1,316,314
 1,271,596   Cisco Systems, Inc.*                                      29,373,868
                                                                  ---------------
                                                                       30,690,182
                                                                  ---------------
             COMPUTER PERIPHERALS (0.5%)
   442,669   EMC Corp.*                                                 6,339,020
    23,665   Lexmark International, Inc.*                               1,947,393
    63,555   Network Appliance, Inc.*                                   1,376,601
                                                                  ---------------
                                                                        9,663,014
                                                                  ---------------
             COMPUTER PROCESSING HARDWARE (1.7%)
    66,773   Apple Computer, Inc.*                                      1,597,878
   471,631   Dell Inc.*                                                15,398,752
    59,752   Gateway, Inc.*                                               324,453
   561,652   Hewlett-Packard Co.                                       12,755,117
    17,425   NCR Corp.*                                                   779,943
   601,738   Sun Microsystems, Inc.*                                    3,213,281
                                                                  ---------------
                                                                       34,069,424
                                                                  ---------------
             CONSTRUCTION MATERIALS (0.0%)
    18,733   Vulcan Materials Co.                                         886,071
                                                                  ---------------
             CONSUMER SUNDRIES (0.0%)
    12,242   American Greetings
              Corp. (Class A)*                                            277,526
                                                                  ---------------
             CONTAINERS/PACKAGING (0.2%)
    10,381   Ball Corp.                                                   670,301
     9,781   Bemis Company, Inc.                                          499,613
    28,964   Pactiv Corp.*                                                622,436
    15,653   Sealed Air Corp.*                                            780,302
     9,996   Temple-Inland, Inc.                                          651,239
                                                                  ---------------
                                                                        3,223,891
                                                                  ---------------
             CONTRACT DRILLING (0.2%)
    27,002   Nabors Industries, Ltd.
              (Bermuda)*                                                1,278,545
    24,644   Noble Corp.*                                               1,000,546
    17,326   Rowan Companies, Inc.*                                       407,161
    58,924   Transocean Inc.*                                           1,737,080
                                                                  ---------------
                                                                        4,423,332
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             DATA PROCESSING SERVICES (1.0%)
   109,496   Automatic Data
              Processing, Inc.                                    $     4,648,105
    34,504   Computer Sciences Corp.*                                   1,441,922
    26,349   Convergys Corp.*                                             428,435
   165,519   First Data Corp.                                           6,782,958
    35,701   Fiserv, Inc.*                                              1,378,416
    69,450   Paychex, Inc.                                              2,234,206
    52,919   SunGard Data Systems Inc.*                                 1,538,355
                                                                  ---------------
                                                                       18,452,397
                                                                  ---------------
             DEPARTMENT STORES (0.6%)
    15,343   Dillard's, Inc. (Class A)                                    270,037
    33,302   Federated Department
              Stores, Inc.                                              1,744,026
    62,630   Kohl's Corp.*                                              3,225,445
    53,157   May Department Stores Co.                                  1,872,190
    50,291   Penney (J.C.) Co., Inc.                                    1,552,483
    46,753   Sears, Roebuck & Co.                                       2,197,859
                                                                  ---------------
                                                                       10,862,040
                                                                  ---------------
             DISCOUNT STORES (3.1%)
    21,532   Big Lots, Inc.*                                              310,061
    84,318   Costco Wholesale Corp.*                                    3,282,500
    62,077   Dollar General Corp.                                       1,358,866
    31,760   Family Dollar Stores, Inc.                                 1,208,150
   167,891   Target Corp.                                               7,380,488
   797,178   Wal-Mart Stores, Inc.                                     47,479,922
                                                                  ---------------
                                                                       61,019,987
                                                                  ---------------
             DRUGSTORE CHAINS (0.5%)
    72,748   CVS Corp.                                                  2,728,050
   188,842   Walgreen Co.                                               6,734,106
                                                                  ---------------
                                                                        9,462,156
                                                                  ---------------
             ELECTRIC UTILITIES (2.4%)
   114,699   AES Corp. (The)*                                           1,039,173
    23,389   Allegheny Energy, Inc.*                                      308,501
    29,914   Ameren Corp.                                               1,417,924
    72,760   American Electric
              Power Co., Inc.                                           2,510,220
    56,380   CenterPoint Energy, Inc.                                     589,735
    32,801   Cinergy Corp.                                              1,285,471
    29,674   CMS Energy Corp.*                                    $       273,001
    41,529   Consolidated Edison, Inc.                                  1,834,336
    30,812   Constellation Energy
              Group, Inc.                                               1,224,777
    59,757   Dominion Resources, Inc.                                   3,754,532
    31,001   DTE Energy Co.                                             1,254,300
   167,168   Duke Energy Corp.                                          3,671,009
    60,014   Edison International                                       1,385,723
    42,146   Entergy Corp.                                              2,498,836
    60,237   Exelon Corp.                                               4,044,312
    60,756   FirstEnergy Corp.                                          2,347,004
    33,883   FPL Group, Inc.                                            2,224,419
    76,399   PG&E Corp.*                                                2,152,160
    16,809   Pinnacle West Capital Corp.                                  657,064
    32,664   PPL Corp.                                                  1,519,856
    45,141   Progress Energy, Inc.                                      2,083,709
    43,316   Public Service Enterprise
              Group, Inc.                                               2,041,916
   134,871   Southern Co. (The)                                         4,089,289
    34,596   TECO Energy, Inc.                                            521,362
    59,661   TXU Corp.                                                  1,678,264
    73,464   Xcel Energy, Inc.                                          1,283,416
                                                                  ---------------
                                                                       47,690,309
                                                                  ---------------
             ELECTRICAL PRODUCTS (0.4%)
    36,573   American Power
              Conversion Corp.                                            827,281
    17,195   Cooper Industries Ltd.
              (Class A)                                                   909,787
    77,511   Emerson Electric Co.                                       4,842,887
    35,064   Molex Inc.                                                 1,110,828
    15,338   Power-One, Inc.*                                             188,044
    10,770   Thomas & Betts Corp.*                                        232,524
                                                                  ---------------
                                                                        8,111,351
                                                                  ---------------
             ELECTRONIC COMPONENTS (0.2%)
    36,793   Jabil Circuit, Inc.*                                       1,029,468
    17,400   QLogic Corp.*                                                727,320
    95,291   Sanmina-SCI Corp.*                                         1,209,243
   153,991   Solectron Corp.*                                             984,002
                                                                  ---------------
                                                                        3,950,033
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.6%)
    87,589   Agilent Technologies, Inc.*                          $     2,994,668
   264,313   JDS Uniphase Corp.*                                        1,295,134
    34,341   Rockwell Automation, Inc.                                  1,046,027
    27,970   Scientific-Atlanta, Inc.                                     925,807
    42,470   Symbol Technologies, Inc.                                    722,839
    15,574   Tektronix, Inc.                                              499,147
    29,992   Thermo Electron Corp.*                                       841,875
    22,366   Waters Corp.*                                                826,200
   145,860   Xerox Corp.*                                               2,062,460
                                                                  ---------------
                                                                       11,214,157
                                                                  ---------------
             ELECTRONIC PRODUCTION EQUIPMENT (0.5%)
   306,351   Applied Materials, Inc.*                                   6,506,895
    35,866   KLA-Tencor Corp.*                                          1,893,725
    28,060   Novellus Systems, Inc.*                                      902,129
    35,245   Teradyne, Inc.*                                              868,789
                                                                  ---------------
                                                                       10,171,538
                                                                  ---------------
             ELECTRONICS/APPLIANCE STORES (0.2%)
    59,612   Best Buy Co., Inc.                                         3,174,339
    38,583   Circuit City Stores -
              Circuit City Group                                          431,358
    30,229   RadioShack Corp.                                           1,044,714
                                                                  ---------------
                                                                        4,650,411
                                                                  ---------------
             ELECTRONICS/APPLIANCES (0.1%)
    52,787   Eastman Kodak Co.                                          1,506,541
    14,469   Maytag Corp.                                                 408,460
    12,831   Whirlpool Corp.                                              935,893
                                                                  ---------------
                                                                        2,850,894
                                                                  ---------------
             ENGINEERING & CONSTRUCTION (0.0%)
    15,112   Fluor Corp.                                                  623,068
                                                                  ---------------
             ENVIRONMENTAL SERVICES (0.2%)
    38,630   Allied Waste Industries, Inc.*                               487,897
   107,290   Waste Management, Inc.                                     3,057,765
                                                                  ---------------
                                                                        3,545,662
                                                                  ---------------
             FINANCE/RENTAL/LEASING (2.0%)
    42,536   Capital One Financial Corp.                                3,008,146
    42,263   Countrywide Financial Corp.                                3,872,559
   178,981   Fannie Mae                                                13,405,677
   128,149   Freddie Mac                                                7,934,986
   235,347   MBNA Corp.                                           $     6,432,034
    53,460   Providian Financial Corp.*                                   691,238
    11,814   Ryder System, Inc.                                           435,228
    83,035   SLM Corp.                                                  3,478,336
                                                                  ---------------
                                                                       39,258,204
                                                                  ---------------
             FINANCIAL CONGLOMERATES (4.5%)
   236,934   American Express Co.                                      12,657,014
   950,229   Citigroup Inc.                                            47,758,510
   375,818   J.P. Morgan Chase & Co.                                   15,416,054
    53,291   John Hancock Financial
             Services, Inc.                                             2,245,683
    59,491   Principal Financial
              Group, Inc.                                               2,153,574
    99,560   Prudential Financial, Inc.                                 4,618,588
    61,562   State Street Corp.                                         3,307,726
                                                                  ---------------
                                                                       88,157,149
                                                                  ---------------
             FINANCIAL PUBLISHING/SERVICES (0.3%)
    25,618   Equifax, Inc.                                                671,448
    35,293   McGraw-Hill
              Companies, Inc. (The)                                     2,758,854
    27,409   Moody's Corp.                                              1,832,566
                                                                  ---------------
                                                                        5,262,868
                                                                  ---------------
             FOOD DISTRIBUTORS (0.3%)
   119,205   SYSCO Corp.                                                4,726,478
                                                                  ---------------
             FOOD RETAIL (0.4%)
    67,587   Albertson's, Inc.                                          1,672,102
   137,247   Kroger Co.*                                                2,637,887
    81,472   Safeway Inc.*                                              1,863,265
    24,699   Supervalu, Inc.                                              698,982
    26,087   Winn-Dixie Stores, Inc.                                      159,652
                                                                  ---------------
                                                                        7,031,888
                                                                  ---------------
             FOOD: MAJOR DIVERSIFIED (1.6%)
    75,586   Campbell Soup Co.                                          2,113,385
    68,775   General Mills, Inc.                                        3,162,274
    64,814   Heinz (H.J.) Co.                                           2,476,543
    75,182   Kellogg Co.                                                2,968,937
   316,225   PepsiCo, Inc.                                             16,412,077
   145,575   Sara Lee Corp.                                             3,176,446
                                                                  ---------------
                                                                       30,309,662
                                                                  ---------------

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                                        8

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             FOOD: MEAT/FISH/DAIRY (0.1%)
    98,902   ConAgra Foods Inc.                                   $     2,689,145
                                                                  ---------------
             FOOD: SPECIALTY/CANDY (0.3%)
    23,968   Hershey Foods Corp.                                        1,986,947
    25,571   McCormick & Co., Inc.
              (Non-Voting)                                                799,605
    41,400   Wrigley (Wm.) Jr. Co.
              (Class A)                                                 2,328,336
                                                                  ---------------
                                                                        5,114,888
                                                                  ---------------
             FOREST PRODUCTS (0.2%)
    19,505   Louisiana-Pacific Corp.                                      482,359
    40,490   Weyerhaeuser Co.                                           2,641,972
                                                                  ---------------
                                                                        3,124,331
                                                                  ---------------
             GAS DISTRIBUTORS (0.3%)
    69,442   Dynegy, Inc. (Class A)*                                      284,018
    29,299   KeySpan Corp.                                              1,113,362
    22,706   Kinder Morgan, Inc.                                        1,401,187
     8,109   Nicor Inc.                                                   293,059
    48,346   NiSource, Inc.                                             1,049,592
     6,779   Peoples Energy Corp.                                         302,276
    41,673   Sempra Energy                                              1,321,034
                                                                  ---------------
                                                                        5,764,528
                                                                  ---------------
             HOME BUILDING (0.2%)
    11,450   Centex Corp.                                               1,222,860
     8,538   KB HOME                                                      617,724
    22,860   Pulte Homes, Inc.                                          1,206,094
                                                                  ---------------
                                                                        3,046,678
                                                                  ---------------
             HOME FURNISHINGS (0.1%)
    35,355   Leggett & Platt, Inc.                                        865,137
    50,545   Newell Rubbermaid, Inc.                                    1,293,447
    10,761   Tupperware Corp.                                             205,535
                                                                  ---------------
                                                                        2,364,119
                                                                  ---------------
             HOME IMPROVEMENT CHAINS (1.2%)
   419,095   Home Depot, Inc. (The)                                    15,217,339
   144,846   Lowe's Companies, Inc.                                     8,111,376
    26,852   Sherwin-Williams Co.                                         939,820
                                                                  ---------------
                                                                       24,268,535
                                                                  ---------------
             HOSPITAL/NURSING MANAGEMENT (0.3%)
    91,272   HCA, Inc.                                            $     3,880,885
    44,165   Health Management
              Associates, Inc. (Class A)                                  984,438
    16,419   Manor Care, Inc.                                             581,397
    85,613   Tenet Healthcare Corp.*                                    1,029,068
                                                                  ---------------
                                                                        6,475,788
                                                                  ---------------
             HOTELS/RESORTS/CRUISELINES (0.5%)
   116,030   Carnival Corp.                                             5,148,251
    69,884   Hilton Hotels Corp.                                        1,120,241
    42,594   Marriott International, Inc.
              (Class A)                                                 1,900,970
    37,254   Starwood Hotels & Resorts
              Worldwide, Inc.                                           1,453,279
                                                                  ---------------
                                                                        9,622,741
                                                                  ---------------
             HOUSEHOLD/PERSONAL CARE (2.5%)
    16,236   Alberto-Culver Co. (Class B)                                 666,975
    43,565   Avon Products, Inc.                                        3,075,689
    38,871   Clorox Co. (The)                                           1,907,011
    98,960   Colgate-Palmolive Co.                                      5,487,332
   186,359   Gillette Co. (The)                                         7,172,958
    17,252   International Flavors &
              Fragrances, Inc.                                            631,251
    92,921   Kimberly-Clark Corp.                                       6,010,130
   238,857   Procter & Gamble Co. (The)                                24,485,231
                                                                  ---------------
                                                                       49,436,577
                                                                  ---------------
             INDUSTRIAL CONGLOMERATES (5.1%)
   144,576   3M Co.                                                    11,279,820
 1,849,528   General Electric Co.**                                    60,146,651
   158,790   Honeywell International, Inc.                              5,565,589
    31,955   Ingersoll-Rand Co. Ltd.
              (Class A) (Bermuda)                                       2,124,368
    16,996   ITT Industries, Inc.                                       1,283,198
    25,054   Textron, Inc.                                              1,386,488
   368,233   Tyco International Ltd.
              (Bermuda)                                                10,520,417
    86,677   United Technologies Corp.                                  7,983,818
                                                                  ---------------
                                                                      100,290,349
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.3%)
    56,756   Illinois Tool Works Inc.                             $     4,513,237
    21,841   Parker-Hannifin Corp.                                      1,226,809
                                                                  ---------------
                                                                        5,740,046
                                                                  ---------------
             INDUSTRIAL SPECIALTIES (0.2%)
    47,460   Ecolab Inc.                                                1,296,133
    31,300   PPG Industries, Inc.                                       1,836,997
                                                                  ---------------
                                                                        3,133,130
                                                                  ---------------
             INFORMATION TECHNOLOGY SERVICES (1.8%)
    30,231   Citrix Systems, Inc.*                                        640,293
    88,483   Electronic Data
              Systems Corp.                                             1,694,449
   316,902   International Business
             Machines Corp.                                            30,581,043
    69,064   PeopleSoft, Inc.*                                          1,490,401
    60,863   Unisys Corp.*                                                859,994
                                                                  ---------------
                                                                       35,266,180
                                                                  ---------------
             INSURANCE BROKERS/SERVICES (0.3%)
    57,767   AON Corp.                                                  1,515,228
    97,670   Marsh & McLennan
              Companies, Inc.                                           4,687,183
                                                                  ---------------
                                                                        6,202,411
                                                                  ---------------
             INTEGRATED OIL (4.0%)
    16,555   Amerada Hess Corp.                                         1,065,314
   196,902   ChevronTexaco Corp.                                       17,396,292
   125,399   ConocoPhillips                                             8,636,229
 1,217,526   Exxon Mobil Corp.                                         51,343,071
                                                                  ---------------
                                                                       78,440,906
                                                                  ---------------
             INTERNET SOFTWARE/SERVICES (0.3%)
    91,341   Siebel Systems, Inc.*                                      1,192,913
   121,081   Yahoo! Inc.*                                               5,375,996
                                                                  ---------------
                                                                        6,568,909
                                                                  ---------------
             INVESTMENT BANKS/BROKERS (2.1%)
    18,055   Bear Stearns Companies,
              Inc. (The)                                                1,585,951
    87,213   Goldman Sachs Group,
              Inc. (The)                                                9,233,240
    50,015   Lehman Brothers
              Holdings Inc.                                       $     4,336,801
   174,125   Merrill Lynch & Co., Inc.                                 10,658,191
   199,497   Morgan Stanley (Note 4)                                   11,921,941
     1,952   Piper Jaffray
              Companies, Inc.*                                            100,567
   249,885   Schwab (Charles)
              Corp. (The)                                               3,058,592
                                                                  ---------------
                                                                       40,895,283
                                                                  ---------------
             INVESTMENT MANAGERS (0.4%)
    20,016   Federated Investors, Inc.
              (Class B)                                                   645,916
    46,223   Franklin Resources, Inc.                                   2,611,599
    44,332   Janus Capital Group, Inc.                                    758,964
    79,249   Mellon Financial Corp.                                     2,566,083
    22,937   Price (T.) Rowe Group, Inc.                                1,206,257
                                                                  ---------------
                                                                        7,788,819
                                                                  ---------------
             LIFE/HEALTH INSURANCE (0.7%)
    94,463   AFLAC, Inc.                                                3,836,142
    25,982   Jefferson-Pilot Corp.                                      1,388,478
    32,785   Lincoln National Corp.                                     1,522,208
   140,022   MetLife, Inc.                                              4,921,773
    20,847   Torchmark Corp.                                            1,086,546
    54,535   UnumProvident Corp.                                          808,209
                                                                  ---------------
                                                                       13,563,356
                                                                  ---------------
             MAJOR BANKS (5.0%)
   273,685   Bank of America Corp.                                     22,420,275
   142,494   Bank of New York Co.,
              Inc. (The)                                                4,702,302
   205,922   Bank One Corp.                                            11,115,670
   100,685   BB&T Corp.                                                 3,740,448
    32,301   Comerica, Inc.                                             1,858,600
   194,250   FleetBoston Financial Corp.                                8,747,077
    42,161   Huntington Bancshares, Inc.                                  975,184
    77,206   KeyCorp                                                    2,503,019
   111,977   National City Corp.                                        3,997,579
    51,072   PNC Financial
              Services Group                                            2,993,841
    61,120   SouthTrust Corp.                                           2,053,632
    51,858   SunTrust Banks, Inc.                                       3,749,852

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
   243,836   Wachovia Corp.                                       $    11,696,813
   311,672   Wells Fargo & Co.                                         17,874,389
                                                                  ---------------
                                                                       98,428,681
                                                                  ---------------
             MAJOR TELECOMMUNICATIONS (2.7%)
    57,483   ALLTEL Corp.                                               2,977,619
   145,495   AT&T Corp.                                                 2,914,265
   340,423   BellSouth Corp.                                            9,382,058
   609,826   SBC Communications, Inc.                                  14,641,922
   166,508   Sprint Corp. (FON Group)                                   2,952,187
   508,678   Verizon Communications Inc.                               19,497,628
                                                                  ---------------
                                                                       52,365,679
                                                                  ---------------
             MANAGED HEALTH CARE (0.8%)
    28,103   Aetna, Inc.                                                2,270,441
    25,471   Anthem, Inc.*                                              2,189,232
    25,878   CIGNA Corp.                                                1,434,418
    29,674   Humana, Inc.*                                                650,454
   108,060   UnitedHealth Group Inc.                                    6,699,720
    27,988   WellPoint Health
              Networks, Inc.*                                           3,044,255
                                                                  ---------------
                                                                       16,288,520
                                                                  ---------------
             MEDIA CONGLOMERATES (1.9%)
   376,756   Disney (Walt) Co. (The)                                    9,995,337
   832,906   Time Warner Inc.*                                         14,367,628
   322,211   Viacom Inc. (Class B)
              (Non-Voting)                                             12,392,235
                                                                  ---------------
                                                                       36,755,200
                                                                  ---------------
             MEDICAL DISTRIBUTORS (0.4%)
    20,608   AmerisourceBergen Corp.                                    1,195,882
    79,748   Cardinal Health, Inc.                                      5,201,962
    53,679   McKesson Corp.                                             1,465,973
                                                                  ---------------
                                                                        7,863,817
                                                                  ---------------
             MEDICAL SPECIALTIES (2.1%)
    38,319   Applera Corp. - Applied
              Biosystems Group                                            873,673
     9,545   Bard (C.R.), Inc.                                            900,953
     9,658   Bausch & Lomb, Inc.                                          573,589
   112,418   Baxter International, Inc.                                 3,273,612
    46,767   Becton, Dickinson & Co.                                    2,275,215
    47,094   Biomet, Inc.                                               1,835,724
   150,889   Boston Scientific Corp.*                             $     6,163,816
    55,628   Guidant Corp.                                              3,790,492
   223,263   Medtronic, Inc.                                           10,471,035
     8,990   Millipore Corp.*                                             470,627
    23,020   Pall Corp.                                                   602,433
    23,366   PerkinElmer, Inc.                                            486,947
    31,780   St. Jude Medical, Inc.*                                    2,308,817
    36,745   Stryker Corp.                                              3,260,384
    44,544   Zimmer Holdings, Inc.*                                     3,369,308
                                                                  ---------------
                                                                       40,656,625
                                                                  ---------------
             MISCELLANEOUS COMMERCIAL SERVICES (0.0%)
    26,426   Sabre Holdings Corp.                                         599,606
                                                                  ---------------
             MISCELLANEOUS MANUFACTURING (0.2%)
    10,946   Crane Co.                                                    351,804
    28,285   Danaher Corp.                                              2,535,185
    37,305   Dover Corp.                                                1,461,983
                                                                  ---------------
                                                                        4,348,972
                                                                  ---------------
             MOTOR VEHICLES (0.6%)
   337,278   Ford Motor Co.                                             4,637,573
   103,290   General Motors Corp.                                       4,970,315
    55,807   Harley-Davidson, Inc.                                      2,964,468
                                                                  ---------------
                                                                       12,572,356
                                                                  ---------------
             MULTI-LINE INSURANCE (2.1%)
   480,384   American International
              Group, Inc.                                              35,548,416
    52,111   Hartford Financial Services
              Group, Inc. (The)                                         3,413,271
    34,160   Loews Corp.                                                2,059,506
    25,523   Safeco Corp.                                               1,148,535
                                                                  ---------------
                                                                       42,169,728
                                                                  ---------------
             OFFICE EQUIPMENT/SUPPLIES (0.2%)
    20,349   Avery Dennison Corp.                                       1,289,516
    43,028   Pitney Bowes, Inc.                                         1,779,208
                                                                  ---------------
                                                                        3,068,724
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             OIL & GAS PIPELINES (0.1%)
   112,033   El Paso Corp.                                        $       833,526
    95,450   Williams Companies,
              Inc. (The)                                                  903,912
                                                                  ---------------
                                                                        1,737,438
                                                                  ---------------
             OIL & GAS PRODUCTION (0.8%)
    46,215   Anadarko Petroleum Corp.                                   2,368,519
    59,694   Apache Corp.                                               2,457,602
    36,589   Burlington Resources, Inc.                                 2,141,920
    42,837   Devon Energy Corp.                                         2,432,285
    21,199   EOG Resources, Inc.                                          943,144
    18,577   Kerr-McGee Corp.                                             970,648
    70,940   Occidental Petroleum Corp.                                 3,149,736
    47,699   Unocal Corp.                                               1,812,562
                                                                  ---------------
                                                                       16,276,416
                                                                  ---------------
             OIL REFINING/MARKETING (0.2%)
    12,637   Ashland, Inc.                                                605,439
    57,148   Marathon Oil Corp.                                         2,008,181
    14,228   Sunoco, Inc.                                                 875,022
                                                                  ---------------
                                                                        3,488,642
                                                                  ---------------
             OILFIELD SERVICES/EQUIPMENT (0.7%)
    61,679   Baker Hughes Inc.                                          2,320,364
    29,150   BJ Services Co.*                                           1,261,904
    80,691   Halliburton Co.                                            2,578,884
   107,839   Schlumberger Ltd.                                          6,954,537
                                                                  ---------------
                                                                       13,115,689
                                                                  ---------------
             OTHER CONSUMER SERVICES (0.8%)
    32,486   Apollo Group, Inc. (Class A)*                              2,473,809
    32,839   Block (H.&R.), Inc.                                        1,774,948
   186,634   Cendant Corp.                                              4,236,592
   118,991   eBay Inc.*                                                 8,193,720
                                                                  ---------------
                                                                       16,679,069
                                                                  ---------------
             OTHER CONSUMER SPECIALTIES (0.1%)
    26,869   Fortune Brands, Inc.                                       1,920,596
                                                                  ---------------
             OTHER METALS/MINERALS (0.1%)
    16,458   Phelps Dodge Corp.*                                        1,419,667
                                                                  ---------------
             PACKAGED SOFTWARE (4.1%)
    43,105   Adobe Systems, Inc.                                        1,605,230
    20,557   Autodesk, Inc.                                               588,958
    41,676   BMC Software, Inc.*                                  $       816,850
   106,667   Computer Associates
              International, Inc.                                       2,833,076
    70,747   Compuware Corp.*                                             554,656
    36,563   Intuit Inc.*                                               1,621,935
    16,584   Mercury Interactive Corp.*                                   804,987
 1,991,658   Microsoft Corp.                                           52,778,937
    68,785   Novell, Inc.*                                                700,231
   962,749   Oracle Corp.*                                             12,400,207
    49,036   Parametric
              Technology Corp.*                                           223,604
    56,745   Symantec Corp.*                                            2,334,489
    78,760   VERITAS Software Corp.*                                    2,395,879
                                                                  ---------------
                                                                       79,659,039
                                                                  ---------------
             PERSONNEL SERVICES (0.1%)
    20,772   Monster Worldwide Inc.*                                      456,984
    31,539   Robert Half
              International, Inc.*                                        708,681
                                                                  ---------------
                                                                        1,165,665
                                                                  ---------------
             PHARMACEUTICALS: GENERIC DRUGS (0.0%)
    19,885   Watson
              Pharmaceuticals, Inc.*                                      913,119
                                                                  ---------------
             PHARMACEUTICALS: MAJOR (7.8%)
   287,970   Abbott Laboratories                                       12,325,116
   357,217   Bristol-Myers Squibb Co.                                   9,937,777
   546,732   Johnson & Johnson                                         29,474,322
   206,839   Lilly (Eli) & Co.                                         15,293,676
   409,845   Merck & Co. Inc.                                          19,705,348
 1,405,727   Pfizer Inc.                                               51,519,895
   270,667   Schering-Plough Corp.                                      4,861,179
   245,319   Wyeth                                                      9,690,101
                                                                  ---------------
                                                                      152,807,414
                                                                  ---------------
             PHARMACEUTICALS: OTHER (0.4%)
    24,027   Allergan, Inc.                                             2,103,324
    67,349   Forest Laboratories, Inc.*                                 5,083,503
    44,418   King Pharmaceuticals, Inc.*                                  855,935
                                                                  ---------------
                                                                        8,042,762
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             PRECIOUS METALS (0.2%)
    31,482   Freeport-McMoRan Copper &
              Gold, Inc. (Class B)                                $     1,342,707
    79,587   Newmont Mining Corp.                                       3,458,055
                                                                  ---------------
                                                                        4,800,762
                                                                  ---------------
             PROPERTY - CASUALTY INSURERS (1.1%)
    51,406   ACE Ltd. (Bermuda)                                         2,311,214
   129,600   Allstate Corp. (The)                                       5,913,648
    34,589   Chubb Corp. (The)                                          2,455,127
    29,544   Cincinnati Financial Corp.                                 1,330,662
    39,787   Progressive Corp. (The)                                    3,288,793
    42,027   St. Paul Companies,
              Inc. (The)                                                1,796,234
   185,089   Travelers Property
             Casualty Corp. (Class B)                                   3,376,023
    25,285   XL Capital Ltd. (Class A)
              (Bermuda)                                                 1,938,348
                                                                  ---------------
                                                                       22,410,049
                                                                  ---------------
             PUBLISHING: BOOKS/MAGAZINES (0.0%)
     9,241   Meredith Corp.                                               464,822
                                                                  ---------------
             PUBLISHING: NEWSPAPERS (0.5%)
    15,025   Dow Jones & Co., Inc.                                        731,718
    49,930   Gannett Co., Inc.                                          4,307,461
    14,717   Knight-Ridder, Inc.                                        1,100,243
    27,437   New York Times Co. (The)
              (Class A)                                                 1,252,225
    57,516   Tribune Co.                                                2,872,349
                                                                  ---------------
                                                                       10,263,996
                                                                  ---------------
             PULP & PAPER (0.3%)
    46,811   Georgia-Pacific Corp.                                      1,500,293
    88,502   International Paper Co.                                    3,917,099
    36,944   MeadWestvaco Corp.                                         1,082,459
                                                                  ---------------
                                                                        6,499,851
                                                                  ---------------
             RAILROADS (0.4%)
    68,379   Burlington Northern
              Santa Fe Corp.                                            2,200,436
    39,422   CSX Corp.                                                  1,242,976
    71,915   Norfolk Southern Corp.                                     1,593,636
    47,005   Union Pacific Corp.                                        2,991,398
                                                                  ---------------
                                                                        8,028,446
                                                                  ---------------
             REAL ESTATE INVESTMENT TRUSTS (0.4%)
    17,353   Apartment Investment &
              Management Co. (Class A)                            $       562,237
    73,636   Equity Office
              Properties Trust                                          2,101,571
    50,740   Equity Residential                                         1,509,515
    33,701   Plum Creek Timber Co., Inc.                                1,051,808
    33,142   ProLogis Trust                                             1,097,994
    35,239   Simon Property Group, Inc.                                 1,920,173
                                                                  ---------------
                                                                        8,243,298
                                                                  ---------------
             RECREATIONAL PRODUCTS (0.3%)
    16,858   Brunswick Corp.                                              663,531
    54,868   Electronic Arts Inc.*                                      2,587,575
    32,140   Hasbro, Inc.                                                 702,902
    79,185   Mattel, Inc.                                               1,504,515
                                                                  ---------------
                                                                        5,458,523
                                                                  ---------------
             REGIONAL BANKS (1.6%)
    64,667   AmSouth Bancorporation                                     1,636,075
    41,008   Charter One Financial, Inc.                                1,485,310
   104,813   Fifth Third Bancorp                                        5,871,624
    23,118   First Tennessee
              National Corp.                                            1,068,976
    21,900   M&T Bank Corp.                                             2,103,495
    41,710   Marshall & Ilsley Corp.                                    1,652,550
    27,938   North Fork
              Bancorporation, Inc.                                      1,179,822
    40,589   Northern Trust Corp.                                       2,015,244
    40,923   Regions Financial Corp.                                    1,510,059
    55,584   Synovus Financial Corp.                                    1,392,379
   355,275   U.S. Bancorp                                              10,135,996
    34,733   Union Planters Corp.                                       1,041,295
    16,552   Zions Bancorporation                                         964,485
                                                                  ---------------
                                                                       32,057,310
                                                                  ---------------
             RESTAURANTS (0.7%)
    30,367   Darden Restaurants, Inc.                                     740,955
   233,780   McDonald's Corp.                                           6,615,974
    72,038   Starbucks Corp.*                                           2,694,942
    20,987   Wendy's International, Inc.                                  853,541
    54,183   Yum! Brands, Inc.*                                         2,006,396
                                                                  ---------------
                                                                       12,911,808
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             SAVINGS BANKS (0.5%)
    27,985   Golden West Financial Corp.                          $     3,230,029
   165,658   Washington Mutual, Inc.                                    7,444,671
                                                                  ---------------
                                                                       10,674,700
                                                                  ---------------
             SEMICONDUCTORS (3.4%)
    64,211   Advanced Micro
              Devices, Inc.*                                              963,165
    69,766   Altera Corp.*                                              1,540,433
    67,658   Analog Devices, Inc.                                       3,376,134
    56,548   Applied Micro Circuits Corp.*                                365,300
    55,782   Broadcom Corp. (Class A)*                                  2,263,634
 1,203,195   Intel Corp.                                               35,169,390
    57,545   Linear Technology Corp.                                    2,301,225
    69,822   LSI Logic Corp.*                                             705,202
    60,528   Maxim Integrated
              Products, Inc.                                            3,020,952
   112,474   Micron Technology, Inc.*                                   1,691,609
    34,148   National Semiconductor
              Corp.*                                                    1,344,065
    29,872   NVIDIA Corp.*                                                664,652
    31,824   PMC - Sierra, Inc.*                                          633,298
   318,781   Texas Instruments Inc.                                     9,770,638
    63,059   Xilinx, Inc.*                                              2,651,000
                                                                  ---------------
                                                                       66,460,697
                                                                  ---------------
             SERVICES TO THE HEALTH INDUSTRY (0.3%)
    14,473   Express Scripts, Inc.
              (Class A)*                                                1,053,055
    44,109   IMS Health Inc.                                            1,093,021
    49,790   Medco Health
              Solutions Inc.*                                           1,626,141
    19,148   Quest Diagnostics Inc.                                     1,586,795
                                                                  ---------------
                                                                        5,359,012
                                                                  ---------------
             SPECIALTY INSURANCE (0.2%)
    19,683   Ambac Financial Group, Inc.                                1,539,211
    26,549   MBIA Inc.                                                  1,746,659
    18,138   MGIC Investment Corp.                                      1,200,373
                                                                  ---------------
                                                                        4,486,243
                                                                  ---------------
             SPECIALTY STORES (0.5%)
    50,669   AutoNation, Inc.*                                            845,159
    16,350   AutoZone, Inc.*                                      $     1,466,595
    54,544   Bed Bath & Beyond Inc.*                                    2,229,759
    15,928   Boise Cascade Corp.                                          536,774
    57,680   Office Depot, Inc.*                                        1,005,362
    91,206   Staples, Inc.*                                             2,391,421
    27,010   Tiffany & Co.                                              1,135,771
    39,323   Toys `R' Us, Inc.*                                           617,371
                                                                  ---------------
                                                                       10,228,212
                                                                  ---------------
             SPECIALTY TELECOMMUNICATIONS (0.1%)
    26,563   CenturyTel, Inc.                                             758,905
    52,393   Citizens
              Communications Co.*                                         690,540
   325,721   Qwest Communications
              International, Inc.*                                      1,491,802
                                                                  ---------------
                                                                        2,941,247
                                                                  ---------------
             STEEL (0.1%)
    14,854   Allegheny Technologies Inc.                                  188,646
    14,421   Nucor Corp.                                                  907,081
    19,020   United States Steel Corp.                                    698,985
    15,859   Worthington Industries, Inc.                                 274,836
                                                                  ---------------
                                                                        2,069,548
                                                                  ---------------
             TELECOMMUNICATION EQUIPMENT (1.3%)
   148,255   ADC Telecommunications,
              Inc.*                                                       444,765
    28,280   Andrew Corp.*                                                503,950
    87,273   CIENA Corp.*                                                 500,074
    35,519   Comverse Technology, Inc.*                                   700,435
   244,939   Corning Inc.*                                              3,073,984
   772,452   Lucent Technologies Inc.*                                  3,236,574
   428,775   Motorola, Inc.                                             7,910,899
   147,373   QUALCOMM Inc.                                              9,350,817
    76,854   Tellabs, Inc.*                                               745,484
                                                                  ---------------
                                                                       26,466,982
                                                                  ---------------
             TOBACCO (1.2%)
   374,142   Altria Group, Inc.                                        21,531,872
    15,589   R. J. Reynolds Tobacco
              Holdings, Inc.                                              962,309
    30,550   UST, Inc.                                                  1,163,344
                                                                  ---------------
                                                                       23,657,525
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
---------------------------------------------------------------------------------
             TOOLS/HARDWARE (0.1%)
    14,319   Black & Decker Corp. (The)                           $       738,001
    10,732   Snap-On, Inc.                                                343,424
    14,930   Stanley Works (The)                                          578,239
                                                                  ---------------
                                                                        1,659,664
                                                                  ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.5%)
    63,962   Caterpillar Inc.                                           4,845,122
     7,792   Cummins Inc.                                                 384,925
    44,208   Deere & Co.                                                2,839,480
    12,654   Navistar International Corp.*                                589,676
    32,239   PACCAR, Inc.                                               1,786,363
                                                                  ---------------
                                                                       10,445,566
                                                                  ---------------
             WHOLESALE DISTRIBUTORS (0.1%)
    32,045   Genuine Parts Co.                                          1,112,923
    16,817   Grainger (W.W.), Inc.                                        794,603
                                                                  ---------------
                                                                        1,907,526
                                                                  ---------------
             WIRELESS TELECOMMUNICATIONS (0.7%)
   500,007   AT&T Wireless
              Services Inc.*                                            6,790,095
   202,533   Nextel Communications, Inc.
              (Class A)*                                                5,365,099
   190,661   Sprint Corp. (PCS Group)*                                  1,715,949
                                                                  ---------------
                                                                       13,871,143
                                                                  ---------------
             Total Common Stocks
              (COST $1,798,144,413)                                 1,953,263,766
                                                                  ---------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                              VALUE
---------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (0.5%)
             REPURCHASE AGREEMENT
$    9,193   Joint repurchased agreement
              1.03% due 03/01/04
              (dated 02/27/04;
              proceeds $9,193,789)
              (COST $9,193,000) (A)                               $     9,193,000
                                                                  ---------------

TOTAL INVESTMENTS
 (COST $1,807,337,413) (B)                                100.0%    1,962,456,766
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                0.0           897,216
                                                          -----   ---------------
NET ASSETS                                                100.0%  $ 1,963,353,982
                                                          =====   ===============

   * NON-INCOME PRODUCING SECURITY.
  ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION
     WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $9,365,760.
 (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $422,397,795 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $267,278,442, RESULTING IN NET UNREALIZED APPRECIATION OF $155,119,353.

FUTURES CONTRACTS OPEN AT FEBRUARY 29, 2004:

                                                       UNDERLYING
 NUMBER OF              DESCRIPTION, DELIVERY          FACE AMOUNT  UNREALIZED
 CONTRACTS  LONG/SHORT     MONTH, AND YEAR              AT VALUE    APPRECIATION
--------------------------------------------------------------------------------
     1         Long     S&P 500 Index E-Mini
                        March 2004                     $    57,230  $      1,545
    34         Long     S&P 500 Index
                        March 2004                       9,729,100       646,153
                                                                    ------------
                        Total unrealized appreciation               $    647,698
                                                                    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY S&P 500 INDEX FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $1,807,337,413)                                    $  1,962,456,766
Receivable for:
 Shares of beneficial interest sold                              3,318,860
 Dividends                                                       3,196,408
 Investments sold                                                   82,237
 Variation margin receivable                                        11,970
Prepaid expenses and other assets                                  106,151
                                                          ----------------
    TOTAL ASSETS                                             1,969,172,392
                                                          ----------------
LIABILITIES:
Payable for:
 Investments purchased                                           2,096,167
 Shares of beneficial interest redeemed                          1,832,792
 Distribution fee                                                1,254,458
 Investment management fee                                         517,428
Accrued expenses and other payables                                117,565
                                                          ----------------
    TOTAL LIABILITIES                                            5,818,410
                                                          ----------------
    NET ASSETS                                            $  1,963,353,982
                                                          ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                           $  2,092,804,730
Net unrealized appreciation                                    155,767,051
Accumulated undistributed net
 investment income                                               3,639,002
Accumulated net realized loss                                 (288,856,801)
                                                          ----------------
    NET ASSETS                                            $  1,963,353,982
                                                          ================
CLASS A SHARES:
Net Assets                                                $    296,218,352
Shares Outstanding (unlimited authorized,
 $.01 par value)                                                23,879,828
    NET ASSET VALUE PER SHARE                             $          12.40
                                                          ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of
        net asset value)                                  $          13.09
                                                          ================
CLASS B SHARES:
Net Assets                                                $  1,265,187,139
Shares Outstanding (unlimited authorized,
 $.01 par value)                                               105,160,507
    NET ASSET VALUE PER SHARE                             $          12.03
                                                          ================
CLASS C SHARES:
Net Assets                                                $    189,115,133
Shares Outstanding (unlimited authorized,
 $.01 par value)                                                15,724,024
    NET ASSET VALUE PER SHARE                             $          12.03
                                                          ================
CLASS D SHARES:
Net Assets                                                $    212,833,358
Shares Outstanding (unlimited authorized,
 $.01 par value)                                                17,019,423
    NET ASSET VALUE PER SHARE                             $          12.51
                                                          ================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
Income
Dividends                                                 $     16,223,677
Interest                                                            90,254
                                                          ----------------
    TOTAL INCOME                                                16,313,931
                                                          ----------------
EXPENSES
Distribution fee (Class A shares)                                  328,308
Distribution fee (Class B shares)                                6,046,695
Distribution fee (Class C shares)                                  867,349
Investment management fee                                        3,640,730
Transfer agent fees and expenses                                 1,406,165
Shareholder reports and notices                                     71,599
Registration fees                                                   59,311
Custodian fees                                                      44,610
Professional fees                                                   24,802
Trustees' fees and expenses                                          7,026
Other                                                              108,808
                                                          ----------------
    TOTAL EXPENSES                                              12,605,403
Less: amounts waived/reimbursed                                   (744,760)
                                                          ----------------
    NET EXPENSES                                                11,860,643
                                                          ----------------
    NET INVESTMENT INCOME                                        4,453,288
                                                          ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                     (1,140,867)
Futures contracts                                                2,152,012
                                                          ----------------
    NET REALIZED GAIN                                            1,011,145
                                                          ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                    234,453,117
Futures contracts                                                  329,315
                                                          ----------------
    NET APPRECIATION                                           234,782,432
                                                          ----------------
    NET GAIN                                                   235,793,577
                                                          ----------------
NET INCREASE                                              $    240,246,865
                                                          ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX         FOR THE YEAR
                                                                       MONTHS ENDED             ENDED
                                                                     FEBRUARY 29, 2004     AUGUST 31, 2003
                                                                     -----------------    -----------------
                                                                        (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                $       4,453,288    $       7,904,451
Net realized gain (loss)                                                     1,011,145          (39,422,328)
Net change in unrealized appreciation                                      234,782,432          190,413,420
                                                                     -----------------    -----------------

    Net Increase                                                           240,246,865          158,895,543
                                                                     -----------------    -----------------

Dividends to Shareholders from Net Investment Income:
Class A shares                                                              (2,527,310)          (1,059,177)
Class B shares                                                              (2,842,053)                  --
Class C shares                                                                (512,905)                  --
Class D shares                                                              (2,217,884)          (1,290,827)
                                                                     -----------------    -----------------

    Total Dividends                                                         (8,100,152)          (2,350,004)
                                                                     -----------------    -----------------

Net decrease from transactions in shares of beneficial interest             (3,466,977)         (33,864,106)
                                                                     -----------------    -----------------

    Net Increase                                                           228,679,736          122,681,433

Net Assets:
Beginning of period                                                      1,734,674,246        1,611,992,813
                                                                     -----------------    -----------------
End of Period
(Including undistributed net investment income of
$3,639,002 and $7,285,866, respectively)                             $   1,963,353,982    $   1,734,674,246
                                                                     =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS - FEBRUARY 29, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weighting as the Index. The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.40% to the portion of daily net assets not exceeding $1.5 billion; 0.375% to the portion of daily net assets exceeding $1.5 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets in excess of $3 billion.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.50% of the daily net assets of the Fund

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $46,716,466 at February 29, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 29, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended February 29, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,191, $1,181,659 and $15,519, respectively and received $223,484 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 29, 2004 aggregated $17,125,480 and $9,369,010, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $31,370, as well as a realized gain of $783.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 29, 2004, the Fund had transfer agent fees and expenses payable of approximately $5,500.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                FOR THE SIX                           FOR THE YEAR
                                                MONTHS ENDED                              ENDED
                                              FEBRUARY 29, 2004                      AUGUST 31, 2003
                                     ----------------------------------    ----------------------------------
                                                (unaudited)
                                          SHARES            AMOUNT              SHARES             AMOUNT
                                     ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                       6,030,557    $    71,049,898         10,488,519    $   103,054,438
Reinvestment of dividends                    206,673          2,449,074            105,392          1,020,200
Redeemed                                  (3,624,838)       (42,830,015)        (5,565,675)       (54,696,361)
                                     ---------------    ---------------    ---------------    ---------------
Net increase -- Class A                    2,612,392         30,668,957          5,028,236         49,378,277
                                     ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                       8,138,658         92,225,132         21,183,000        202,881,480
Reinvestment of dividends                    221,123          2,545,116                 --                 --
Redeemed                                 (12,634,248)      (143,432,408)       (33,495,369)      (314,102,708)
                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                   (4,274,467)       (48,662,160)       (12,312,369)      (111,221,228)
                                     ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                       2,263,277         25,779,358          3,918,125         37,713,844
Reinvestment of dividends                     41,702            479,992                 --                 --
Redeemed                                  (1,760,354)       (20,021,107)        (4,009,024)       (38,062,695)
                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class C           544,625          6,238,243             90,899           (348,851)
                                     ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                       2,863,474         33,753,275          6,932,537         68,900,746
Reinvestment of dividends                    144,815          1,729,093            106,565          1,039,006
Redeemed                                  (2,293,114)       (27,194,385)        (4,289,985)       (41,612,056)
                                     ---------------    ---------------    ---------------    ---------------
Net increase -- Class D                      715,175          8,287,983          2,749,117         28,327,696
                                     ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                        (402,275)   $    (3,466,977)        (4,625,915)   $   (33,864,106)
                                     ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2003, the Fund had a net capital loss carryforward of $253,390,627 of which $687,345 will expire on August 31, 2006, $1,110,663 will expire on August 31, 2007, $14,522,885
will expire on August 31, 2008, $14,524,329 will expire on August 31, 2009, $66,339,275 will expire on August 31, 2010 and $156,206,130 will expire on August 31, 2011 to offset future capital gains to the extent provided by regulations.

As of August 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open futures contracts.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

On August 6, 2003, a complaint was filed in the United States District Court for the Southern District of New York by a shareholder of the Fund on behalf of the Fund against Morgan Stanley Investment Advisors Inc. and Morgan Stanley Distributors Inc. (collectively, the "Defendants") alleging breach of fiduciary duty in respect of the Defendants' compensation. Plaintiff alleges the Fund trustees are not independent as required and seeks a declaration that the investment management and distribution agreements between the Fund and the Defendants are void. Plaintiff also alleges that the investment management and distribution fees were excessive and seeks damages equivalent to the investment management and distribution fees paid to the Defendants. The Defendants believe that the lawsuit has no merit and have moved to dismiss the action. The ultimate course of this matter is not presently determinable and no provision has been made in the Fund's financial statements for the effect, if any, of such a matter.

MORGAN STANLEY S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED      --------------------------------------------------------
                                            FEBRUARY 29, 2004     2003        2002        2001        2000        1999
                                            -----------------   --------    --------    --------    --------    --------
                                               (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $  10.97        $   9.91    $  12.17    $  16.20    $  14.05    $  10.18
                                                --------        --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income++                           0.06            0.11        0.08        0.08        0.08        0.10
  Net realized and unrealized gain (loss)           1.48            1.01       (2.34)      (4.11)       2.10        3.85
Total income (loss) from investment             --------        --------    --------    --------    --------    --------
 operations                                         1.54            1.12       (2.26)      (4.03)       2.18        3.95
                                                --------        --------    --------    --------    --------    --------

Less dividends and distributions from:
  Net investment income                            (0.11)          (0.06)          -           -           -       (0.07)
  Net realized gain                                    -               -           -           -       (0.03)      (0.01)
                                                --------        --------    --------    --------    --------    --------
Total dividends and distributions                  (0.11)          (0.06)          -           -       (0.03)      (0.08)
                                                --------        --------    --------    --------    --------    --------
Net asset value, end of period                  $  12.40        $  10.97    $   9.91    $  12.17    $  16.20    $  14.05
                                                ========        ========    ========    ========    ========    ========
TOTAL RETURN+                                      14.10%(3)       11.36%     (18.57)%    (24.83)%     15.49%      38.82%

RATIOS TO AVERAGE NET ASSETS:(1)(2)
Expenses                                            0.75%(4)        0.70%       0.73%       0.69%       0.75%       0.73%
Net investment income                               1.02%(4)        1.11%       0.73%       0.59%       0.49%       0.72%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $    296        $    233    $    161    $    159    $    183    $     99
Portfolio turnover rate                                1%(3)          2%         12%          4%          5%          5%

----------

++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

                                            EXPENSE    NET INVESTMENT
    PERIOD ENDED:                            RATIO      INCOME RATIO
    -----------------                       -------    --------------
    February 29, 2004                        0.83%          0.94%
    August 31, 2003                          0.82%          0.99%
    August 31, 2002                          0.80%          0.66%
    August 31, 2001                          0.72%          0.56%
    August 31, 2000                          0.76%          0.48%
    August 31, 1999                          0.81%          0.64%

(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) Not annualized.
(4) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED      --------------------------------------------------------
                                            FEBRUARY 29, 2004     2003        2002        2001        2000        1999
                                            -----------------   --------    --------    --------    --------    --------
                                               (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $  10.60        $   9.60    $  11.88    $  15.94    $  13.93    $  10.13
                                                --------        --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income (loss)++                    0.02            0.03       (0.01)      (0.03)      (0.04)      (0.01)
  Net realized and unrealized gain (loss)           1.44            0.97       (2.27)      (4.03)       2.08        3.83
Total income (loss) from investment             --------        --------    --------    --------    --------    --------
 operations                                         1.46            1.00       (2.28)      (4.06)       2.04        3.82
                                                --------        --------    --------    --------    --------    --------

Less dividends and distributions from:
  Net investment income                            (0.03)              -           -           -           -       (0.01)
  Net realized gain                                    -               -           -           -       (0.03)      (0.01)
                                                --------        --------    --------    --------    --------    --------
Total dividends and distributions                  (0.03)              -           -           -       (0.03)      (0.02)
                                                --------        --------    --------    --------    --------    --------
Net asset value, end of period                  $  12.03        $  10.60    $   9.60    $  11.88    $  15.94    $  13.93
                                                ========        ========    ========    ========    ========    ========
TOTAL RETURN+                                      13.75%(3)       10.42%     (19.19)%    (25.47)%     14.69%      37.68%

RATIOS TO AVERAGE NET ASSETS:(1)(2)
Expenses                                            1.50%(4)        1.50%       1.50%       1.50%       1.50%       1.50%
Net investment income (loss)                        0.27%(4)        0.31%      (0.04)%     (0.22)%     (0.26)%     (0.05)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $  1,265        $  1,160    $  1,169    $  1,544    $  2,036    $  1,588
Portfolio turnover rate                                1%(3)           2%         12%          4%          5%          5%

----------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
    (loss) ratios would have been as follows:

                                            EXPENSE    NET INVESTMENT
    PERIOD ENDED:                            RATIO      INCOME RATIO
    -----------------                       -------    --------------
    February 29, 2004                        1.58%          0.19%
    August 31, 2003                          1.62%          0.19%
    August 31, 2002                          1.57%         (0.11)%
    August 31, 2001                          1.53%         (0.25)%
    August 31, 2000                          1.51%         (0.27)%
    August 31, 1999                          1.58%         (0.13)%

(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) Not annualized.
(4) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED      --------------------------------------------------------
                                            FEBRUARY 29, 2004     2003        2002        2001        2000        1999
                                            -----------------   --------    --------    --------    --------    --------
                                               (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $  10.60        $   9.60    $  11.88    $  15.94    $  13.93    $  10.13
                                                --------        --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income (loss)++                    0.02            0.03        0.00       (0.03)      (0.04)      (0.01)
  Net realized and unrealized gain (loss)           1.44            0.97       (2.28)      (4.03)       2.08        3.83
                                                --------        --------    --------    --------    --------    --------
Total income (loss) from investment
 operations                                         1.46            1.00       (2.28)      (4.06)       2.04        3.82
                                                --------        --------    --------    --------    --------    --------

Less dividends and distributions from:
  Net investment income                            (0.03)              -           -           -           -       (0.01)
  Net realized gain                                    -               -           -           -       (0.03)      (0.01)
                                                --------        --------    --------    --------    --------    --------
Total dividends and distributions                  (0.03)              -           -           -       (0.03)      (0.02)
                                                --------        --------    --------    --------    --------    --------
Net asset value, end of period                  $  12.03        $  10.60    $   9.60    $  11.88    $  15.94    $  13.93
                                                ========        ========    ========    ========    ========    ========

TOTAL RETURN+                                      13.82%(3)       10.42%     (19.19)%    (25.47)%     14.69%      37.70%

RATIOS TO AVERAGE NET ASSETS:(1)(2)
Expenses                                            1.50%(4)        1.49%       1.49%       1.50%       1.50%       1.50%
Net investment income (loss)                        0.27%(4)        0.32%      (0.03)%     (0.22)%     (0.26)%     (0.05)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $    189        $    161    $    147    $    169    $    211    $    143
Portfolio turnover rate                                1%(3)           2%         12%          4%          5%          5%

----------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income
    (loss) ratios would have been as follows:

                                            EXPENSE    NET INVESTMENT
    PERIOD ENDED:                            RATIO      INCOME RATIO
    -----------------                       -------    --------------
    February 29, 2004                        1.58%          0.19%
    August 31, 2003                          1.61%          0.20%
    August 31, 2002                          1.56%         (0.10)%
    August 31, 2001                          1.53%         (0.25)%
    August 31, 2000                          1.51%         (0.27)%
    August 31, 1999                          1.58%         (0.13)%

(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) Not annualized.
(4) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                    FOR THE YEAR ENDED AUGUST 31,
                                              MONTHS ENDED      --------------------------------------------------------
                                            FEBRUARY 29, 2004     2003        2002        2001        2000        1999
                                            -----------------   --------    --------    --------    --------    --------
                                               (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period            $  11.06        $  10.00    $  12.26    $  16.28    $  14.09    $  10.20
                                                --------        --------    --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income++                           0.07            0.13        0.11        0.11        0.11        0.13
  Net realized and unrealized gain (loss)           1.51            1.02       (2.37)      (4.13)       2.11        3.85
                                                --------        --------    --------    --------    --------    --------
Total income (loss) from investment
 operations                                         1.58            1.15       (2.26)      (4.02)       2.22        3.98
                                                --------        --------    --------    --------    --------    --------

Less dividends and distributions from:
  Net investment income                            (0.13)          (0.09)          -           -           -       (0.08)
  Net realized gain                                    -               -           -           -       (0.03)      (0.01)
                                                --------        --------    --------    --------    --------    --------
Total dividends and distributions                  (0.13)          (0.09)          -           -       (0.03)      (0.09)
                                                --------        --------    --------    --------    --------    --------
Net asset value, end of period                  $  12.51        $  11.06    $  10.00    $  12.26    $  16.28    $  14.09
                                                ========        ========    ========    ========    ========    ========
TOTAL RETURN+                                      14.35%(3)       11.59%     (18.43)%    (24.69)%     15.81%      39.13%

RATIOS TO AVERAGE NET ASSETS:(1)(2)
Expenses                                            0.50%(4)        0.50%       0.50%       0.50%       0.50%       0.50%
Net investment income                               1.27%(4)        1.31%       0.96%       0.78%       0.74%       0.95%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $    213        $    180    $    136    $    118    $     92    $     17
Portfolio turnover rate                                1%(3)           2%         12%          4%          5%          5%

----------
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:

                                            EXPENSE    NET INVESTMENT
    PERIOD ENDED:                            RATIO      INCOME RATIO
    -----------------                       -------    --------------
    February 29, 2004                        0.58%          1.19%
    August 31, 2003                          0.62%          1.19%
    August 31, 2002                          0.57%          0.89%
    August 31, 2001                          0.53%          0.75%
    August 31, 2000                          0.51%          0.73%
    August 31, 1999                          0.58%          0.87%

(2) Reflects overall Fund ratios for investment income and non-class specific expenses.
(3) Not annualized.
(4) Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT AND GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

36007RPT-RA04-00023P-A02/04

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                    MORGAN STANLEY S&P 500 INDEX


                                                               SEMIANNUAL REPORT

                                                                FEBRUARY 29,2004


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a)  Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 20, 2004